GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2024 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares 2x Long NVDA Daily ETF
September 30, 2024 (Unaudited)

	Principal
Investments	Amount	Value
UNITED STATES TREASURY OBLIGATIONS - 26.46%(a)
United States Treasury Bill, 3.943% , 10/08/2024	$1,300,000,000	$1,298,817,949
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $1,299,003,333)		1,298,817,949
TOTAL INVESTMENTS - 26.46%
(Cost $1,299,003,333)		$1,298,817,949
Other Assets In Excess Of Liabilities - 73.54%		3,610,576,244
NET ASSETS (100.00%)		$4,909,394,193

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation(a)	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Appreciation
Bank of America	NVIDIA Corp.	USD	$1,026,788,509	OBFR01	300 bps	07/28/2025	$1,126,234,560	$99,446,051
BMO Capital Markets	NVIDIA Corp.	USD	540,971,295	OBFR01	275 bps	07/14/2025	571,132,320	30,161,025
Cantor Fitzgerald	NVIDIA Corp.	USD	151,212,736	OBFR01	300 bps	09/30/2025	161,272,320	10,059,584
Clear Street, LLC	NVIDIA Corp.	USD	2,895,497,909	OBFR01	600 bps	09/30/2025	4,099,532,659	1,204,034,750
Natixis SA	NVIDIA Corp.	USD	746,710,415	FEDL01	325 bps	07/07/2025	994,656,749	247,946,334
Nomura Holdings, Inc.	NVIDIA Corp.	USD	1,621,426,966	OBFR01	300 bps	04/22/2025	1,838,769,430	217,342,464
RBC Capital Markets	NVIDIA Corp.	USD	37,901,130	OBFR01	180 bps	04/16/2025	50,640,480	12,739,350
TD Cowen	NVIDIA Corp.	USD	328,440,561	OBFR01	100 bps	12/30/2024	638,337,823	309,897,262
Wells Fargo	NVIDIA Corp.	USD	189,980,040	OBFR01	125 bps	08/29/2025	324,170,722	134,190,682
TOTAL			$7,538,929,561				$9,804,747,063	$2,265,817,502

(a)	Includes cash which is being held as collateral for total return swap contracts.

Investment Abbreviations:

OBFR - Overnight Bank Funding Rate

FEDL - Federal Funds Effective Rate

GraniteShares 2x Long NVDA Daily ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$–	$1,298,817,949	$–	$1,298,817,949
Total	$–	$1,298,817,949	$–	$1,298,817,949

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$2,265,817,502	$–	$2,265,817,502
Total	$–	$2,265,817,502	$–	$2,265,817,502